Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Summary of Lease liability	Lease liability

December 31, 2019
Lease liability	$304

Less: current portion	(103)

Long-term portion	$201

Disclosure of maturity analysis of operating lease payments

Undiscounted lease p ayments
December 31, 2019
Less than one year	$123

One to five years	216

More than five years	-

$339